INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0%
	ASSET MANAGEMENT — 0.2%
1,000,000	Affiliated Managers Group, Inc.	5.5000	02/15/36	$ 968,999

	AUTOMOTIVE — 0.6%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	985,183
1,000,000	BorgWarner, Inc.(a)	4.9500	08/15/29	995,863
1,000,000	BorgWarner, Inc.(a)	5.4000	08/15/34	996,880
				2,977,926
	BANKING — 0.6%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,015,757
1,000,000	Regions Financial Corporation	1.8000	08/12/28	945,028
1,000,000	Zions Bancorp NA	3.2500	10/29/29	938,141
				2,898,926
	BEVERAGES — 0.4%
1,000,000	Coca-Cola Consolidated, Inc.	5.2500	06/01/29	1,011,443
1,000,000	Coca-Cola Consolidated, Inc.	5.4500	06/01/34	1,008,894
				2,020,337
	BIOTECH & PHARMA — 0.2%
1,000,000	Royalty Pharma plc	5.4000	09/02/34	990,699

	CHEMICALS — 0.6%
1,000,000	Albemarle Corporation	5.0500	06/01/32	982,129
1,000,000	Cabot Corporation	5.0000	06/30/32	989,001
1,000,000	International Flavors & Fragrances, Inc.	4.4500	09/26/28	992,906
				2,964,036
	COMMERCIAL SUPPORT SERVICES — 3.7%
1,000,000	Cintas Corp No 2	3.7000	04/01/27	996,299
1,000,000	Cintas Corp No 2	4.0000	05/01/32	950,886
1,000,000	Republic Services, Inc.	3.3750	11/15/27	986,941
1,000,000	Republic Services, Inc.	3.9500	05/15/28	989,425
1,000,000	Republic Services, Inc.	2.3000	03/01/30	917,668
1,000,000	Republic Services, Inc.	1.4500	02/15/31	861,660
12,000,000	Republic Services, Inc.	1.7500	02/15/32	10,127,424
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	989,700
1,000,000	Waste Management, Inc.	3.1500	11/15/27	984,989

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 3.7% (Continued)
1,000,000	Waste Management, Inc.	4.6250	02/15/33	$ 976,519
				18,781,511
	CONSTRUCTION MATERIALS — 3.0%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	989,780
12,000,000	Carlisle Companies, Inc.	2.7500	03/01/30	11,129,963
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	854,728
1,000,000	Carlisle Companies, Inc.	5.2500	09/15/35	977,076
1,000,000	Vulcan Materials Company	3.9000	04/01/27	996,786
				14,948,333
	CONTAINERS & PACKAGING — 2.7%
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	995,083
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	917,640
12,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	10,775,700
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	924,494
				13,612,917
	DIVERSIFIED INDUSTRIALS — 1.0%
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	995,229
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	998,280
1,000,000	Parker-Hannifin Corporation	3.2500	06/14/29	960,322
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	991,596
1,000,000	Parker-Hannifin Corporation	4.2000	11/21/34	930,434
				4,875,861
	ELECTRIC UTILITIES — 3.6%
1,000,000	DTE Energy Company	5.8500	06/01/34	1,021,558
1,000,000	Entergy Corporation	1.9000	06/15/28	951,281
1,000,000	Entergy Corporation	2.8000	06/15/30	923,335
1,000,000	Entergy Corporation	2.4000	06/15/31	884,001
12,000,000	Evergy, Inc.	2.9000	09/15/29	11,313,069
1,000,000	Eversource Energy	5.9500	07/15/34	1,025,916
1,000,000	Public Service Enterprise Group, Inc.	5.4000	03/15/35	989,439
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	965,644
				18,074,243
	ELECTRICAL EQUIPMENT — 3.7%
1,000,000	Amphenol Corporation	5.0500	04/05/27	1,004,101

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT — 3.7% (Continued)
12,000,000	Amphenol Corporation	4.3500	06/01/29	$ 11,885,301
1,000,000	Amphenol Corporation	2.8000	02/15/30	933,405
1,000,000	Amphenol Corporation	2.2000	09/15/31	877,181
1,000,000	Amphenol Corporation	5.2500	04/05/34	998,286
1,000,000	GE Vernova, Inc.	4.8750	02/04/36	959,685
1,000,000	Roper Technologies, Inc.	3.8000	12/15/26	997,822
1,000,000	Vertiv Holdings Company	4.8500	03/15/36	945,900
				18,601,681
	ENGINEERING & CONSTRUCTION — 0.4%
1,000,000	Quanta Services, Inc.	4.5000	01/15/31	973,696
1,000,000	Quanta Services, Inc.	5.2500	08/09/34	979,780
				1,953,476
	FOOD — 7.0%
1,000,000	Campbell Soup Company	4.1500	03/15/28	989,637
1,000,000	Campbell Soup Company(a)	5.4000	03/21/34	965,097
1,000,000	Campbell's Company (The)	4.5500	03/21/31	965,584
12,000,000	Conagra Brands, Inc.	1.3750	11/01/27	11,543,038
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	995,841
1,000,000	Conagra Brands, Inc.	5.7500	08/01/35	987,529
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	989,936
12,000,000	McCormick & Co, Inc.	2.5000	04/15/30	11,013,290
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	979,729
1,000,000	McCormick & Co, Inc.	4.7000	10/15/34	949,090
1,000,000	Mondelez International, Inc.	2.6250	03/17/27	990,865
1,000,000	Mondelez International, Inc.	4.7500	02/20/29	1,000,150
1,000,000	Mondelez International, Inc.	2.7500	04/13/30	928,245
1,000,000	Mondelez International, Inc.	4.7500	08/28/34	961,414
1,000,000	The Campbell's Company	5.2000	03/19/27	1,004,690
				35,264,135
	GAS & WATER UTILITIES — 4.7%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	989,304
12,000,000	Atmos Energy Corporation	2.6250	09/15/29	11,319,219
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	866,808
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,039,644

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	GAS & WATER UTILITIES — 4.7% (Continued)
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	$ 883,002
1,000,000	Essential Utilities, Inc.	4.8000	08/15/27	1,003,255
1,000,000	Essential Utilities, Inc.	2.7040	04/15/30	923,241
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	997,386
1,000,000	National Fuel Gas Company	2.9500	03/01/31	905,644
1,000,000	National Fuel Gas Company	5.9500	03/15/35	1,016,422
1,000,000	NiSource, Inc.	5.2500	03/30/28	1,008,313
1,000,000	NiSource, Inc.	1.7000	02/15/31	866,071
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,005,481
1,000,000	NiSource, Inc.	5.3000	05/18/36	973,593
				23,797,383
	HOME CONSTRUCTION — 1.4%
1,000,000	DR Horton, Inc.	1.3000	10/15/26	996,521
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	951,078
1,000,000	Fortune Brands Innovations, Inc.(a)	5.8750	06/01/33	1,022,185
1,000,000	Masco Corporation	2.0000	02/15/31	869,339
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,020,174
1,000,000	Mohawk Industries, Inc.	3.6250	05/15/30	953,157
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,057,051
				6,869,505
	HOUSEHOLD PRODUCTS — 0.4%
1,000,000	Kenvue, Inc.	4.8500	05/22/32	990,509
1,000,000	Kenvue, Inc.	4.9000	03/22/33	985,973
				1,976,482
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
12,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	11,972,917
1,000,000	Nasdaq, Inc.	5.5500	02/15/34	1,010,294
				12,983,211
	INSURANCE — 1.9%
1,000,000	Aflac, Inc.	5.1500	05/14/36	976,199
1,000,000	Globe Life, Inc.	5.8500	09/15/34	1,013,061
1,000,000	Loews Corporation	3.2000	05/15/30	941,583
1,000,000	Loews Corporation	4.9400	04/01/36	949,230
1,000,000	Primerica, Inc.	2.8000	11/19/31	889,402

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	INSURANCE — 1.9% (Continued)
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	$ 945,700
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	991,583
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	973,048
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	929,197
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,022,919
				9,631,922
	LEISURE PRODUCTS — 0.2%
1,000,000	Brunswick Corporation	4.4000	09/15/32	936,162

	MACHINERY — 7.1%
1,000,000	AGCO Corporation	5.4500	03/21/27	1,003,919
1,000,000	AGCO Corporation	5.8000	03/21/34	1,003,158
12,000,000	Caterpillar, Inc.	2.6000	09/19/29	11,315,396
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	883,384
1,000,000	Caterpillar, Inc.	5.2000	05/15/35	997,310
1,000,000	Flowserve Corporation	2.8000	01/15/32	879,045
1,000,000	Flowserve Corporation	5.7000	05/15/36	986,094
1,000,000	Ingersoll Rand, Inc.	5.4000	08/14/28	1,012,251
1,000,000	Ingersoll Rand, Inc.	5.1760	06/15/29	1,011,204
1,000,000	Ingersoll Rand, Inc.	5.3140	06/15/31	1,010,853
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,019,905
1,000,000	Nordson Corporation	5.8000	09/15/33	1,021,237
1,000,000	Stanley Black & Decker, Inc.	6.0000	03/06/28	1,016,076
1,000,000	Stanley Black & Decker, Inc.	2.3000	03/15/30	910,700
12,000,000	Stanley Black & Decker, Inc.	3.0000	05/15/32	10,700,258
1,000,000	Veralto Corporation	5.4500	09/18/33	1,006,256
				35,777,046
	MEDICAL EQUIPMENT & DEVICES — 7.4%
1,000,000	Baxter International, Inc.	1.9150	02/01/27	989,364
1,000,000	Baxter International, Inc.	2.2720	12/01/28	942,635
12,000,000	Baxter International, Inc.	3.9500	04/01/30	11,503,427
12,000,000	Baxter International, Inc.	2.5390	02/01/32	10,308,696
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	924,591
12,000,000	Revvity, Inc.	2.2500	09/15/31	10,452,083

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 7.4% (Continued)
1,000,000	Solventum Corporation	5.4500	03/13/31	$ 1,011,303
1,000,000	Solventum Corporation	5.6000	03/23/34	1,003,999
				37,136,098
	OIL & GAS PRODUCERS — 9.0%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,028,746
1,000,000	Devon Energy Corporation	4.5000	01/15/30	984,646
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,123,838
1,000,000	Devon Energy Corporation	5.2000	09/15/34	985,631
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	997,739
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	958,265
12,000,000	Diamondback Energy, Inc.	3.1250	03/24/31	11,074,687
1,000,000	Diamondback Energy, Inc.	5.5500	04/01/35	1,005,590
1,000,000	EQT Corporation	5.7000	04/01/28	1,013,721
1,000,000	EQT Corporation	7.0000	02/01/30	1,057,370
1,000,000	EQT Corporation	5.7500	02/01/34	1,008,303
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	997,111
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,114,401
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	995,614
1,000,000	MPLX, L.P.	4.0000	03/15/28	988,974
1,000,000	MPLX, L.P.	4.9500	09/01/32	980,387
1,000,000	MPLX, L.P.	5.4000	04/01/35	981,905
1,000,000	ONEOK, Inc.	4.0000	07/13/27	995,591
1,000,000	ONEOK, Inc.	6.0000	06/15/35	1,019,462
1,000,000	Targa Resources Corporation	6.1500	03/01/29	1,028,328
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,036,175
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	999,532
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,044,233
12,000,000	Valero Energy Corporation	4.3500	06/01/28	11,941,016
				45,361,265
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
1,000,000	Schlumberger Holdings Corporation(c)	3.9000	05/17/28	987,885
1,000,000	Schlumberger Holdings Corporation(c)	4.3000	05/01/29	989,146
				1,977,031

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.0%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	$ 988,117
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	979,927
12,000,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	11,852,227
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	911,354
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	830,611
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	992,141
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	959,179
12,000,000	Boston Properties, L.P.	3.2500	01/30/31	11,060,913
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	862,867
12,000,000	Camden Property Trust	4.9000	01/15/34	11,691,112
1,000,000	Crown Castle, Inc.	3.3000	07/01/30	932,313
1,000,000	Crown Castle, Inc.	2.5000	07/15/31	879,571
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,006,690
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	992,831
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	993,379
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	964,402
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	974,625
12,000,000	Extra Space Storage, L.P.	2.5500	06/01/31	10,663,480
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	858,877
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	854,766
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	986,483
1,000,000	LXP Industrial Trust	2.7000	09/15/30	900,351
1,000,000	LXP Industrial Trust	2.3750	10/01/31	870,467
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	897,568
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	917,214
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,008,841
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	997,303
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	955,338
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	868,834
1,000,000	Public Storage Operating Company	3.0940	09/15/27	987,479
12,000,000	Sun Communities Operating, L.P.	2.3000	11/01/28	11,371,276
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	888,538
1,000,000	UDR, Inc.	3.2000	01/15/30	944,247
1,000,000	UDR, Inc.	2.1000	08/01/32	838,692

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.0% (Continued)
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	$ 998,825
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	989,061
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	990,563
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	985,425
1,000,000	WP Carey, Inc.	2.4000	02/01/31	889,471
1,000,000	WP Carey, Inc.	2.2500	04/01/33	823,371
1,000,000	WP Carey, Inc.	5.3750	06/30/34	988,497
				90,347,226
	RETAIL - DISCRETIONARY — 3.1%
12,000,000	AutoZone, Inc.	3.7500	06/01/27	11,938,006
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,028,708
1,000,000	Genuine Parts Company	1.8750	11/01/30	868,030
1,000,000	Genuine Parts Company	2.7500	02/01/32	868,668
1,000,000	Tractor Supply Company B(a)	5.2500	05/15/33	994,219
				15,697,631
	SEMICONDUCTORS — 1.5%
1,000,000	Broadcom, Inc.	5.2000	07/15/35	953,071
1,000,000	KLA Corporation	4.1000	03/15/29	984,655
1,000,000	KLA Corporation	4.6500	07/15/32	977,763
1,000,000	KLA Corporation	4.7000	02/01/34	966,267
1,000,000	Marvell Technology, Inc.	4.8750	06/22/28	1,001,898
1,000,000	Marvell Technology, Inc.	2.9500	04/15/31	905,945
1,000,000	Marvell Technology, Inc.	5.4500	07/15/35	983,905
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	891,740
				7,665,244
	SOFTWARE — 2.8%
12,000,000	Fortinet, Inc.	2.2000	03/15/31	10,584,783
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	988,444
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	890,801
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	862,385
1,000,000	Roper Technologies, Inc.(a)	4.7500	02/15/32	974,905
				14,301,318
	SPECIALTY FINANCE — 0.1%
1,000,000	Air Lease Corporation	2.8750	01/15/32	884,250

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	STEEL — 0.7%
1,000,000	Nucor Corporation	2.7000	06/01/30	$ 924,868
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	948,334
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	929,706
1,000,000	Steel Dynamics, Inc.	5.2500	05/15/35	983,184
				3,786,092
	TECHNOLOGY HARDWARE — 4.2%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	986,504
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	875,727
1,000,000	Arrow Electronics, Inc.	5.8750	04/10/34	1,010,920
1,000,000	Flex Ltd.	5.2500	01/15/32	978,253
1,000,000	Flex Ltd.	5.3750	11/13/35	945,526
1,000,000	Jabil, Inc.	4.2500	05/15/27	998,323
1,000,000	Jabil, Inc.	3.9500	01/12/28	988,073
12,000,000	Jabil, Inc.	3.6000	01/15/30	11,397,947
1,000,000	Jabil, Inc.	3.0000	01/15/31	908,514
1,000,000	Jabil, Inc.	4.7500	02/01/33	956,564
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	907,357
				20,953,708
	TECHNOLOGY SERVICES — 4.6%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	898,872
12,000,000	Automatic Data Processing, Inc.	4.4500	09/09/34	11,467,048
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,005,551
1,000,000	Kyndryl Holdings, Inc.(a)	6.3500	02/20/34	947,512
1,000,000	MSCI, Inc.(c)	3.6250	11/01/31	909,564
1,000,000	MSCI, Inc.	5.2500	09/01/35	958,226
1,000,000	Paychex, Inc.	5.1000	04/15/30	1,000,509
1,000,000	Paychex, Inc.	5.3500	04/15/32	999,404
1,000,000	Paychex, Inc.(a)	5.6000	04/15/35	992,387
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	984,068
1,000,000	Verisk Analytics, Inc.	4.4500	03/15/31	968,185
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,018,473
1,000,000	Verisk Analytics, Inc.	5.1250	03/15/36	951,920
				23,101,719

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 99.0% (Continued)
	TRANSPORTATION & LOGISTICS — 1.0%
1,000,000	CSX Corporation	3.8000	03/01/28	$ 989,307
1,000,000	CSX Corporation	4.2500	03/15/29	989,851
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,007,929
1,000,000	Ryder System, Inc.	5.3750	03/15/29	1,012,717
1,000,000	Ryder System, Inc.	6.6000	12/01/33	1,070,382
				5,070,186
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,000,000	Archer-Daniels-Midland Company	4.5000	08/15/33	967,893

	TOTAL CORPORATE BONDS (Cost $504,564,394)			498,154,452

Shares				Fair Value
	COLLATERAL FOR SECURITIES LOANED — 1.4%
	MONEY MARKET FUND - 1.4%
6,837,130	Fidelity Investments Money Market Funds - Institutional Class, 3.59% (Cost $6,837,130)(b)(d)			6,837,130

	TOTAL INVESTMENTS - 100.4% (Cost $511,401,524)			$ 504,991,582
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%			(2,041,600)
	NET ASSETS - 100.0%			$ 502,949,982

LLC	- Limited Liability Company
LP	- Limited Partnership
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2026 was $6,620,154.
(b)	Security was purchased with cash received as collateral for securities on loan at August 31, 2026. Total collateral had a value of $6,837,130 at August 31, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is $2,886,595 or 0.6% of net assets.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2026.